Property, Plant and Equipment - Summary of Breakdown of Property, Plant and Equipment by Country (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 85,306	€ 102,523	€ 111,086
Italy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	45,895	57,035
Romania [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	19,253	19,831
United States of America [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,778	17,800
Brazil [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,807	4,250
China [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,109	2,334
Europe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,461	1,260
Other countries [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 3	€ 13